Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Basis of Presentation
Basis of Presentation
The Company has prepared the accompanying unaudited financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”). The Company recommends that these unaudited financial statements be read in conjunction with the audited financial statements and the notes thereto included in the Company’s audited financial statements for the year ended December 31, 2023.
In the opinion of management, all adjustments, including normal recurring adjustments, considered necessary for a fair presentation of the financial statements, have been included in the accompanying unaudited financial statements. Interim results are not necessarily indicative of results that may be expected for any other interim period or for an entire year.

Basis of Presentation
The accompanying financial statements as of and for the year ended December 31, 2023, and as of December 31, 2022, include the accounts of OnKure, Inc.
The financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and include all adjustments necessary for the fair presentation of the Company’s financial position, results of operations, and cash flows for the periods presented.

Segment Information
Segment Information
The Company operates in one operating segment and, accordingly, no segment disclosures have been presented herein. All equipment and other fixed assets are physically located within the United States.

Use of Estimates
Use of Estimates
The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and contingent liabilities at the date of the financial statements, and the reported amounts of expenses during the reporting period. Although these estimates are based on the Company’s knowledge of current events and actions it may take in the future, actual results may ultimately differ from these estimates. The most significant estimates relate to external research and development expenses, and the fair value of stock options and restricted stock awards and units.

Use of Estimates
The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and contingent liabilities at the date of the financial statements, and the reported amounts of expenses during the reporting period. Although these estimates are based on the Company’s knowledge of current events and actions it may take in the future, actual results may ultimately differ from these estimates. The most significant estimates relate to external research and development expenses,and the fair value of stock options and restricted stock awards and units.

Comprehensive Income or Loss
Comprehensive Loss
Comprehensive loss is defined as a change in equity during a period from transactions and other events and circumstances from non-owner
sources. The Company’s comprehensive loss was the same as its reported net loss for all periods presented.

Research and Development Expenses
Research and Development Expenses
Research and development (“R&D”) costs are expensed as incurred in performing research and development activities. The costs include employee-related expense, including salaries, benefits, share-based compensation, fees for acquiring and maintaining licenses under third-party license agreements, consulting fees, costs of research and development activities conducted by third parties on the Company’s behalf, costs to manufacture or have manufactured clinical trial materials, depreciation, and facilities and overhead costs.

Accrued Research and Development Expenses
Accrued Research and Development Expenses
The Company records research and development expenses in the period in which the Company receives or takes ownership of the applicable goods or when the applicable services are performed. The Company is required to estimate its expenses resulting from its obligations under contracts with vendors, consultants, and contract research organizations, in connection with conducting research and development activities. The financial terms of these contracts are subject to negotiations, which vary from contract to contract and may result in payment flows that do not match the periods over which materials or services are provided under such contracts. The Company reflects research and development expenses in its financial statements by matching those expenses with the period in which services and efforts are expended. The Company accounts for these expenses according to the progress of the preclinical studies or clinical trials, as measured by the timing of various aspects of the study or related activities. The Company determines accrual estimates through a review of the underlying contracts along with the preparation of financial models considering discussions with research and other key personnel as to the progress of studies, trials, or other services being conducted. During a study or trial, the Company adjusts its rate of expense recognition if actual results differ from its estimate. Nonrefundable advance payments for goods and services, including fees for process development or manufacturing and distribution of clinical supplies that will be used in future research and development activities, are deferred and recognized as an expense in the period that the related goods are consumed, or services are performed.
Patent Costs
Patent Costs
The Company expenses all costs as incurred in connection with patent applications (including direct application fees and the legal and consulting expenses related to making such applications) and such costs are included in general and administrative expenses in the statements of operations and comprehensive loss.

Stock-Based Compensation
Share-Based Compensation
The Company maintains an equity incentive compensation plan under which incentive stock options and nonqualified stock options to purchase common stock, and restricted stock units for common stock, are granted to employees, board of directors, and non-employee
consultants. Stock-based compensation cost is measured at the grant date, based on the fair value of the award, and is recognized as expense over the requisite service or performance period. The fair value of stock options granted to employees is estimated using the Black-Scholes option pricing model.
The Black-Scholes valuation method requires certain assumptions be used as inputs, such as the fair value of the underlying common stock, expected term of the option before exercise, expected volatility of the Company’s common stock, risk-free interest rate and expected dividend. Options granted have a maximum contractual term of 10 years. The Company has limited historical stock option activity and therefore estimates the expected term of stock options granted using the simplified method, which represents the arithmetic average of the original contractual term of the stock option and its weighted-average vesting term. The expected volatility of stock options is based on the historical volatility of several publicly traded companies in similar stages of clinical development. The Company will continue to apply this process until enough historical information regarding the volatility of its stock price becomes available. The risk-free interest rates used are based on the U.S. Treasury yield in effect at the time of grant for zero-coupon U.S. treasury
notes with maturities approximately equal to the expected term of the stock options. The Company has historically not declared or paid any dividends and does not currently expect to do so in the foreseeable future, and therefore has estimated the dividend yield to be zero. (See Note 6)

Common Stock Valuation
Common Stock Valuation
Due to the lack of marketability for the Company’s common stock, the Company utilizes methodologies, approaches and assumptions consistent with the American Institute of Certified Public Accountants’ Audit and Accounting Practice Guide: Valuation of Privately-Held Company Equity Securities Issued as Compensation to estimate the fair value of its common stock. In determining the exercise prices for options granted, the Company has considered the fair value of the common stock as of the grant date. The fair value of the common stock has been determined based upon a variety of factors, including the prices at which the Company sold shares of its convertible preferred stock to outside investors in arms-length transactions, and the superior rights, preferences and privileges of the preferred stock relative to the common stock at the time of each grant; the progress of the Company’s research and development programs, including their stages of development, and the Company’s business strategy; external market and other conditions affecting the biotechnology industry, and trends within the biotechnology industry; the Company’s financial position, including cash on hand, and its historical and forecasted performance and operating results; the lack of an active public market for the Company’s common stock; and the market performance of peer companies in the biopharmaceutical industry.
Significant changes to the key assumptions underlying the factors used could result in different fair values of common stock at each valuation date.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The Company is required to disclose information on all assets and liabilities reported at fair value that enables an assessment of the inputs used in determining the reported fair values. The Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 820,
Fair Value Measurements and Disclosures
(“ASC 820”), establishes a hierarchy of inputs used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are those that reflect the Company’s assumptions about the inputs that market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The fair value hierarchy applies only to the valuation inputs used in determining the reported fair value of financial instruments and is not a measure of the investment credit quality. The three levels of the fair value hierarchy are described below:
Level 1 — Valuations are based on unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 — Valuations are based on quoted prices for similar assets or liabilities in active markets, or quoted prices in markets that are not active for which significant inputs are observable, either directly or indirectly. The Company had no Level 2 valuations for the periods ended June 30, 2024, or year ended December 31, 2023, respectively.
Level 3 — Valuations are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate of what market participants would use in valuing the asset or liability at the measurement date. The Company had no Level 3 valuations for the periods ended June 30, 2024, or year ended December 31, 2023, respectively.

The carrying amounts of the Company’s financial assets and liabilities, such as cash, receivables, prepaid and other current assets, accounts payable, notes payable, and accrued expenses approximate their fair values because of the short maturity of these instruments.

Fair Value of Financial Instruments
The Company is required to disclose information on all assets and liabilities reported at fair value that enables an assessment of the inputs used in determining the reported fair values. The Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 820,
Fair Value Measurements and Disclosures
(“ASC 820”), establishes a hierarchy of inputs used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are those that reflect the Company’s assumptions about the inputs that market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The fair value hierarchy applies only to the valuation inputs used in determining the reported fair value of financial instruments and is not a measure of the investment credit quality. The three levels of the fair value hierarchy are described below:
Level 1 —Valuations are based on unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 —Valuations are based on quoted prices for similar assets or liabilities in active markets, or quoted prices in markets that are not active for which significant inputs are observable, either directly or indirectly. The Company had no Level 2 valuations for the year ended December 31, 2023 and 2022, respectively.
Level 3 —Valuations are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate of what market participants would use in valuing the asset or liability at the measurement date. The Company had no Level 3 valuations for the year ended December 31, 2023 and 2022, respectively.
The carrying amounts of the Company’s financial assets and liabilities, such as cash, receivables, prepaid and other current assets, accounts payable, and accrued expenses approximate their fair values because of the short maturity of these instruments.

Cash and Cash Equivalents
Cash and Cash Equivalents
All highly liquid investments with maturities of 90 days or less, at the time of purchase, are classified as cash equivalents. Cash equivalents are reported at cost, which approximates fair value. The Company’s cash and cash equivalents consist of money held in demand depository accounts and money market funds. The carrying amount of cash and cash equivalents was $29.9 million and $11.5 million as of December 31, 2023, and 2022, respectively, which approximates fair value and was determined based upon Level 1 inputs. The money market account is valued using quoted market prices with no valuation adjustments applied and is categorized as Level 1.

Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents. The Company maintains accounts in federally insured financial institutions above federally insured limits of $250,000 as of December 31, 2023, and 2022. Management believes the Company is not exposed to significant credit risk due to the financial position of the depository institutions in which these deposits are held and of the money market funds in which these investments are made.

Property and Equipment, Net
Property and Equipment
The Company carries its property and equipment at cost, less accumulated depreciation, amortization and impairment, if any. Expenditures for renewals or betterments that materially extend the useful life of an asset or increase its productivity, such as leasehold improvements, are capitalized. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, generally between three to seven years. Leasehold improvements are amortized over the shorter of the life of the lease (including any renewal periods that are deemed to be reasonably assured) or the estimated useful life of the assets. Repair and maintenance costs are expensed as incurred and expenditures for major improvements are capitalized.
The following summarizes the components of property and equipment (in thousands):

	December 31,
	2023	2022
Lab equipment	$706	$669
Leasehold improvements	1,090	1,004
Computer hardware and software	141	84
Furniture and fixtures	160	95

Property and equipment, gross	2,097	1,852
Less: accumulated depreciation and amortization	(665)	(248)

Property and equipment, net	$1,432	$1,604

Leasing – Lessee Accounting
Leasing – Lessee Accounting
The Company determines if an arrangement is a lease at inception. The Company’s operating lease agreements are primarily for office space and research labs.
For operating leases with a term greater than one year, the Company recognizes the right-of-use
(“ROU”) assets and lease liabilities related to the lease payments on its balance sheet. The lease liabilities are initially and subsequently measured at the present value of the unpaid lease payments at the lease commencement date. The ROU assets represent the Company’s right to use the underlying assets for the term of the lease and the lease liabilities represent the Company’s obligation to make lease payments arising for the agreements. ROU assets are initially measured at cost, which comprises the initial amount of the lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred less any lease incentives received. The ROU asset is periodically reviewed for impairment unless a triggering event occurs. Lease expense for lease payments is recognized on a straight-line basis over the lease term. Variable lease payments, except for the ones that depend on index or rate, are excluded from the calculation of the ROU assets and lease liabilities and are recognized as variable lease expense in the statements of operations and comprehensive loss in the period in which they are incurred.
As the interest rate implicit in the Company’s leases is not readily determinable, the Company uses its estimated incremental borrowing rate in its present value calculations. One of the Company’s lessee agreements include an option to extend the lease, which the Company does not include in its minimum lease term unless it is reasonably certain to exercise such option. Operating leases with a term of less than one year are recognized as a lease expense over the term of the lease, with no asset or liability recognized on the balance sheet.

Impairment of Long-Lived Assets
Impairment of Long-lived Assets
The Company assesses the carrying amount of its property and equipment whenever events or changes in circumstances indicate the carrying amount of such assets may not be recoverable. No impairment charges were recorded during the years ended December 31, 2023, and 2022.

Income Taxes
Income Taxes
Income taxes are provided for the tax effects of transactions reported in the financial statements and consist of taxes currently payable and deferred taxes. The Company accounts for income taxes using the asset and liability method of accounting for deferred income taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis, and operating losses and tax credit carryforwards.
A valuation allowance is recorded to the extent it is more likely than not that some portion of a deferred tax asset will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. The Company’s significant deferred tax assets are net operating loss carryforwards, tax credits, and accruals. The Company has provided a valuation allowance equal to its net deferred tax assets since inception as, due to its history of operating losses, the Company has concluded that it is more likely than not that most of its deferred tax assets will not be realized.
Accounting for uncertain tax positions requires a more likely than not threshold for recognition in the financial statements. The Company recognizes a tax benefit based on whether it is more likely than not that a tax position will be sustained. The Company records a liability to the extent that a tax position taken or expected to be taken on a tax return exceeds the amount recognized in the financial statements.
The Company has no unrecognized tax benefits as of December 31, 2023, and 2022. The Company classifies interest and penalties arising from the underpayment of income taxes in the statements of operations as general and administrative expenses. No such expenses have been recognized during the years ended December 31, 2023, and 2022.

Employee Benefit Plan
Employee Benefit Plan
The Company established a qualified 401(k) plan in June 2021 which covers all employees who meet eligibility requirements. The Company matches its employee contributions up to a maximum amount of
4
% of the participant’s compensation. During the years ended December 31, 2023, and 2022, the Company made matching contributions of approximately $294,000 and $220,000, respectively.

Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements
In November 2023, the FASB issued ASU
2023-07,
Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures
 to update reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses and information used to assess segment performance. This update is effective beginning with the Company’s 2024 fiscal year annual reporting period, with early adoption permitted. The Company is currently evaluating the impact that the adoption of this standard will have on its financial statements.
In December 2023, the FASB issued ASU
2023-09,
 Income Taxes (Topic 740):
Improvements to Income Tax Disclosures
(“ASU
2023-09”),
which requires enhanced income tax disclosures, including specific categories and disaggregation of information in the effective tax rate reconciliation, disaggregated information related to income taxes paid, income or loss from continuing operations before income tax expense or benefit, and income tax expense or benefit from continuing operations. The requirements of the ASU are effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the impact of this pronouncement.
The Company continues to monitor new accounting pronouncements issued by the FASB and does not believe any accounting pronouncements issued through the date of this report will have a material impact on its financial statements.

Recently Issued Accounting Pronouncements
In November 2023, the FASB issued ASU
2023-07,
Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures
 to update reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses and information used to assess segment performance. This update is effective beginning with the Company’s 2024 fiscal year annual reporting period, with early adoption permitted. The Company is currently evaluating the impact that the adoption of this standard will have on its financial statements.
In December 2023, the FASB issued ASU
2023-09,
 Income Taxes (Topic 740):
Improvements to Income Tax Disclosures
(“ASU
2023-09”),
which requires enhanced income tax disclosures, including specific categories and disaggregation of information in the effective tax rate reconciliation, disaggregated information related to income taxes paid, income or loss from continuing operations before income tax expense or benefit, and income tax expense or benefit from continuing operations. The requirements of the ASU are effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the impact of this pronouncement.
The Company continues to monitor new accounting pronouncements issued by the FASB and does not believe any accounting pronouncements issued through the date of this report will have a material impact on its financial statements.

RENEO PHARMACEUTICALS INC [Member]
Basis of Presentation and Consolidation
Basis of Presentation and Consolidation
The Company has prepared the accompanying unaudited consolidated financial statements pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and note disclosures normally included in annual financial statements prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) have been condensed or omitted, although the Company believes that the disclosures made are adequate to make the information not misleading. The Company recommends that the unaudited consolidated financial statements be read in conjunction with the audited consolidated financial statements and the notes thereto included in the Company’s Annual Report on Form
10-K
for the year ended December 31, 2023.
In the opinion of management, all adjustments, including normal recurring adjustments, considered necessary for a fair statement of the financial statements, have been included in the accompanying unaudited financial statements. Interim results are not necessarily indicative of results that may be expected for any other interim period or for an entire year.
The accompanying unaudited consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Basis of Presentation and Consolidation
The Company’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (GAAP) and reflect the operation of the Company and its wholly owned subsidiary. All intercompany balances and transactions among the consolidated entities have been eliminated in consolidation.

Use of Estimates
Use of Estimates
The preparation of the Company’s consolidated financial statements requires management to make estimates and assumptions that impact the reported amounts of assets, liabilities and expenses and the disclosure in the Company’s consolidated financial statements and accompanying notes. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. By their nature, estimates are subject to an inherent degree of uncertainty and, as such, actual results may differ from management’s estimates.

Comprehensive Income or Loss		Comprehensive Income or Loss Comprehensive income or loss is defined as a change in equity during a period from transactions and other events and circumstances from non-owner sources.
Research and Development Expenses
Research and Development Costs and Accruals
All research and development costs are expensed as incurred. Research and development costs consist primarily of costs associated with manufacturing drug substance and drug product, costs associated with preclinical studies, clinical trials managed through contract research organizations (CROs) and other third parties, license fees, salaries and employee benefits.
The Company bases its expense accruals related to clinical trials on its estimates of the services received and efforts expended pursuant to contracts with multiple research institutions and CROs that conduct and manage clinical trials on its behalf. The financial terms of these agreements vary from contract to contract and may result in uneven payment flows. Payments under certain contracts depend on factors such as the successful enrollment of patients and the completion of clinical trial milestones. In accruing costs, the Company estimates the time period over which services will be performed and the level of effort to be expended in each period. Nonrefundable advance payments for goods and services, including fees for process development or manufacturing and distribution of clinical supplies that will be used in future research and development activities, are deferred and recognized as expense in the period that the related goods are consumed, or services are performed.
To date, the Company has not experienced significant changes in its estimates of accrued research and development expenses after a reporting
period.

Stock-Based Compensation
Stock-Based Compensation
The Company recognizes stock-based compensation expense for grants under its 2014 and 2021 Equity Incentive Plans and employee stock purchase plan (ESPP). The Company accounts for all stock-based awards granted to employees and directors at their fair value and recognizes compensation expense over the award’s vesting period. Determining the amount of stock-based compensation to be recorded requires the Company to develop estimates of fair values of stock options as of the grant date. The Company calculates the grant date fair values of stock options using the Black-Scholes valuation model, which requires the input of subjective assumptions, including but not limited to expected stock price volatility over the term of the awards and the expected term of stock options. The fair value of restricted stock awards granted to employees is based on the quoted closing market price per share on grant date.
The Company granted restricted stock awards with performance conditions that are based upon the achievement of pre-specified
clinical development or regulatory performance events. As the outcome of each event has inherent risks and uncertainties, and a positive outcome may not be known until the event is achieved, the Company will begin to recognize the value of the performance-based restricted stock awards when the achievement of each performance condition is deemed probable, a determination that requires significant judgment by management. Compensation cost is recognized under the accelerated method and is adjusted in future periods for subsequent changes in the expected outcome of the performance-related conditions.
The Company granted restricted stock awards with market conditions. The Company measures the fair value of stock-based awards with market-based vesting conditions on the date of grant using a Monte Carlo simulation model. In accordance with accounting guidance for awards with market conditions, the stock-based compensation expense will be recognized over the derived service period regardless of whether the award achieves the market condition and will only be adjusted to the extent the service condition is not met.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all highly liquid investments with original maturities of three months or less, when purchased, to be cash equivalents. As of December 31, 2023 and 2022, the Company had cash balances deposited at major financial institutions. Cash balances are subject to minimal credit risk as the balances are with high credit quality financial institutions. Cash and cash equivalents include cash in readily available checking, money market accounts and repurchase agreements.

Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments, which potentially subject the Company to significant concentration of credit risk, consist primarily of cash, cash equivalents and short-term investments. The Company maintains deposits in federally insured financial institutions in excess of federally insured limits. The Company has not experienced any losses in such accounts and management believes that the Company is not exposed to significant credit risk due to the financial position of the depository institutions in which those deposits are held.

Property and Equipment, Net
Property and Equipment, Net
Property and equipment are stated at cost, less accumulated depreciation and amortization. Property and equipment are depreciated using the straight-line method over the estimated useful lives of the assets. Maintenance and repairs are expensed as incurred.
The following estimated useful lives were used to depreciate or amortize the Company’s assets:

Estimated Useful Life
Furniture and fixtures	5 years
Computers and software	3 years
Leasehold improvements	Shorter of useful life or remaining lease term

Short-term Investments
Short-term Investments
The Company accounts for short-term investments in accordance with Accounting Standard Codification (ASC) Topic 320,
Investments – Debt and Equity Securities
. Management determines the appropriate classification of its investments at the time of purchase and reevaluates such determinations at each reporting period.
At December 31, 2023, the Company’s investments comprised of U.S. treasury securities and commercial paper classified as available-for-sale
securities.
Available-for-sale
securities are carried at fair value, with the unrealized gains and losses reported in accumulated other comprehensive income (loss) in stockholders’ equity. Realized gains and losses on sales of investments are included in interest income and are derived using the specific identification method for determining the cost of securities.
When the fair value of an
available-for-sale
debt security falls below the amortized cost basis it is evaluated to determine if any of the decline in value is attributable to credit loss. Decreases in fair value attributable to credit loss are recorded directly to earnings with a corresponding allowance for credit losses, limited to the amount that the fair value is less than the amortized cost basis. If the credit quality subsequently improves the allowance is reversed up to a maximum of the previously recorded credit losses. When the Company intends to sell an impaired available-for-sale
debt security, or if it is more likely than not that the Company will be required to sell the security prior to recovering the amortized cost basis, the entire fair value adjustment will immediately be recognized in earnings with no corresponding allowance for credit losses. The Company did not recognize any credit losses on its short-term investments during the years ended December 31, 2023 and 2022.
Money market account balances are included as cash and cash equivalents on the consolidated balance sheets, which are also disclosed in Note 4,
Fair Value Measurements
.

Leasing – Lessee Accounting
Leases
The Company determines if an arrangement includes a lease at inception. Leases with an initial term of 12 months or less are not recorded on the balance sheet. The Company’s lease terms may include options to extend or terminate a lease when it is reasonably certain that it will exercise that option. The Company combines lease and non-lease
components when determining lease payments.
Right-of-use
(ROU) assets and lease liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term, unless there is a transfer of title or purchase option the Company is reasonably certain to exercise. For leases where an implicit rate is not readily determinable, the Company uses its incremental borrowing rate based on information available at the lease commencement date to determine the present value of future lease payments. Lease expense for operating leases is recognized on a straight-line basis over the expected lease term.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
Long-lived assets consist primarily of property and equipment. Long-lived assets are evaluated for impairment when events and circumstances indicate the assets might be impaired by first comparing the estimated future undiscounted cash flows of the asset or asset group to the carrying value. If the carrying value exceeds the estimated future undiscounted cash flows, an impairment loss is recognized based on the amount that the carrying value exceeds the fair value of the asset or asset group. As a result of suspending development activities of the Company’s only product candidate, mavodelpar, the Company recognized $
0.3 million and $0.4 million in impairment losses of
right-of-use
assets and leasehold improvements, respectively, for the year ended December 31, 2023. The Company recognized an immaterial amount in impairment related to its leases for the year ended December 31, 2022.

License Fees
License Fees
The Company expenses amounts paid to acquire licenses associated with products under development when the ultimate recoverability of the amounts paid is uncertain and the technology has no alternative future use when acquired. Acquisitions of technology licenses are charged to expense or capitalized based upon management’s assessment regarding the ultimate recoverability of the amounts paid and the potential for alternative future use. The Company has determined that technological feasibility for its product candidate would be reached when the requisite regulatory approvals are obtained to make the product available for sale. Contingent milestone payments are recognized when the related contingency is resolved, and the amounts are paid or become payable. These amounts are expensed to research and development if there is no alternative future use associated with the license or capitalized as an intangible asset if alternative future use of the license exists.

Foreign Currency Transactions
Foreign Currency Transactions
The functional currency of Reneo Pharma Ltd, the Company’s wholly owned subsidiary in the UK, is the U.S. dollar. All foreign exchange transactional and remeasurement gains and losses are recognized in the consolidated statements of operations and comprehensive loss. For the years ended December 31, 2023 and 2022, total foreign currency gains and losses were immaterial.

Income Taxes
Income Taxes
The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.
The Company recognizes net deferred tax assets to the extent that the Company believes these assets are more likely than not to be realized. In making such a determination, management considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning
strategies and results of recent operations. If management determines that the Company would be able to realize its deferred tax assets in the future in excess of their net recorded amount, management would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.
The Company records uncertain tax positions on the basis of a two-step
process whereby (1) management determines whether it is more likely
than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not
recognition threshold, management recognizes the largest amount of tax benefit that is more than 50% likely to be realized upon ultimate settlement with the related tax authority. The Company’s policy is to recognize interest and penalties related to the underpayment of income taxes as a component of income tax expense or benefit. To date, there have been no interest or penalties charged in relation to unrecognized tax benefits.
The Company is subject to taxation in the United States and the United Kingdom (UK). As of December 31, 2023, the Company’s tax years since inception are subject to examination by taxing authorities in the United States, and the UK tax returns from 2018 forward are subject to examination.

Recently Issued Accounting Pronouncements
New Accounting Pronouncements
There were various accounting standards and interpretations issued recently, none of which are expected to have a material impact on the Company’s financial position, operations or cash flows.

New Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In June 2016, the Financial Accounting Standard Board (FASB) issued Accounting Standard Update (ASU)
2016-13,
Financial Instruments - Credit Losses
(ASC 326),
Measurement of Credit Losses on Financial Instruments
. The standard amends the impairment model by requiring entities to use a forward-looking approach based on expected losses to estimate credit losses for most financial assets and certain other instruments that are not measured at fair value through net income. For available-for-sale
debt securities, entities will be required to recognize an allowance for credit losses rather than a reduction in the carrying value of the asset. Entities will no longer be permitted to consider the length of time that fair value has been less than amortized cost when evaluating when credit losses should be recognized. This new guidance was effective for the Company as of January 1, 2023. The Company adopted the guidance as of January 1, 2023, with no material impact on its consolidated financial statements and related disclosures.
Recent Accounting Pronouncements Not Yet Adopted
In December 2023, the FASB issued ASU 2023- 09,
Income Taxes
(ASC 740),
Improvements to Income Tax
Disclosures. The standard will require more detailed information in the rate reconciliation table and for income taxes paid, among other enhancements. The standard is effective for years beginning after December 15, 2025 and early adoption is permitted. The Company is evaluating the impact of this standard on its consolidated financial statements.